Revenue	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Revenue
1.	REVENUE

	UNITED STATES DOLLAR
	2017	2016	2015
		Restated[1]	Restated[1]
Revenue from mining operations	2,761.8	2,666.4	2,454.1